                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22987

                        Pioneer ILS Interval Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer ILS Interval Fund

 Schedule of Investments 1/31/17 (unaudited)

 Principal Amount ($) (e)

 Floating

 Rate (b)

 Value

 CORPORATE BONDS - 99.3%

 Insurance - 99.3%

 Reinsurance - 99.3%

 600,000

 6.11

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 623,100

 2,100,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (c) (d)

 102,060

 6,500,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (c) (d)

 6,854,250

 3,000,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (c) (d)

 393,900

 5,299,000

 Berwick 2017-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (c) (d)

 5,338,213

 1,500,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (c) (d)

 45,000

 500,000

 14.11

 Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)

 507,700

 250,000

 5.50

 Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)

 261,600

 1,250,000

 7.06

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,259,125

 5,000,000

 Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (c) (d)

 598,500

 12,500,000

 Carnosutie 2017,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (c) (d)

 12,512,500

 2,000,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (c) (d)

 40,800

 1,000,000

 7.84

 Citrus Re, Ltd., Floating Rate Note, 2/25/19 (Cat Bond) (144A)

 1,037,400

 250,000

 4.02

 Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat Bond) (144A)

 255,000

 4,537,500

 Cypress Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (c) (d)

 3,973,942

 2,000,000

 Denning 2016 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (c) (d)

 1,980,400

 EUR

 1,000,000

 Dundonald Segregated Account (Artex), Variable Rate Notes, 1/17/17 (c) (d)

 1,079,750

 4,300,000

 Eden Re II, Ltd., 3/22/21 (144A) (c) (d)

 4,332,680

 15,176,700

 Eden Re II, Ltd., 3/22/21 (c) (d)

 15,293,561

 84,000

 Eden Re II, Ltd., 4/23/19 (144A) (c) (d)

 932,450

 69,300

 Eden Re II, Variable Rate Notes, 4/23/19 (c) (d)

 776,922

 500,000

 4.00

 First Coast Re 2016, Ltd., Floating Rate Note, 6/7/19 (Cat Bond) (144A)

 506,750

 500,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 505,800

 250,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 250,375

 1,000,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 1,001,800

 250,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 253,850

 500,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 500,800

 750,000

 8.72

 Galileo Re, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 763,650

 1,250,000

 13.24

 Galileo Re, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 1,268,750

 19,900,000

 Gleneagles 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (c) (d)

 20,001,490

 7,000,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (c) (d)

 1,177,400

 11,000,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (c) (d)

 1,045,000

 18,000,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/21 (c) (d)

 18,079,200

 EUR

 500,000

 12.00

 Horse Capital I DAC, Floating Rate Note, 6/15/20 (Cat Bond) (144A)

 540,955

 EUR

 1,250,000

 6.25

 Horse Capital I DAC, Floating Rate Note, 6/15/20 (Cat Bond) (144A)

 1,354,411

 1,500,000

 6.75

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,539,450

 1,500,000

 9.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,543,500

 1,000,000

 5.00

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 1,009,600

 1,500,000

 5.24

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 1,519,800

 2,100,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (c) (d)

 2,059,050

 1,750,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (c) (d)

 31,150

 500,000

 0.00

 Limestone Re, Ltd., 8/31/21 (Cat Bond)

 499,000

 1,500,000

 0.00

 Limestone Re, Ltd., 8/31/21 (Cat Bond)

 1,497,000

 550,000

 10.24

 Loma Reinsurance Bermuda, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 561,825

 2,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c) (d)

 15,080

 6,000,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (c) (d)

 6,337,800

 4,000,000

 Madison Re. Variable Rate Notes, 3/31/19 (c) (d)

 4,212,800

 800,000

 3.07

 Nakama Re, Ltd., Floating Rate Note, 10/13/21 (Cat Bond) (144A)

 811,200

 2,000,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (c) (d)

 78,400

 6,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (c) (d)

 552,000

 20,000,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (c) (d)

 22,434,000

 17,000,000

 Pangaea Re., Variable Rate Notes, 11/30/21 (c) (d)

 17,166,600

 5,220,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (c) (d)

 673,902

 4,000,000

 Pinehurst 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (c) (d)

 3,790,800

 2,100,000

 Port Rush RE, Variable Rate Notes, 6/15/17 (c) (d)

 479,430

 2,000,000

 Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (c) (d)

 58,400

 250,000

 6.02

 Queen Street IX Re DAC, Floating Rate Note, 6/8/17 (Cat Bond) (144A)

 250,300

 800,000

 5.75

 Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 797,600

 500,000

 6.15

 Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)

 504,400

 250,000

 9.75

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 253,975

 250,000

 7.42

 Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 258,975

 1,000,000

 0.00

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/20 (Cat Bond) (144A)

 927,000

 500,000

 0.00

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 494,950

 1,250,000

 11.90

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 6/6/20 (Cat Bond) (144A)

 1,265,875

 2,000,000

 0.00

 Resilience Re, Ltd., 4/7/17 (Cat Bond)

 2,005,000

 2,100,000

 0.00

 Resilience Re, Ltd., 6/12/17 (Cat Bond)

 2,093,280

 1,500,000

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)

 1,500,000

 AUD

 1,650,000

 RW0009, Variable Rate Notes, 7/10/17 (c) (d)

 1,107,756

 250,000

 3.74

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 252,100

 950,000

 4.21

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 950,095

 500,000

 3.97

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 502,400

 5,550,000

 Sector Re V, Ltd., 12/1/21 (144A) (c) (d)

 5,600,505

 800,000

 Sector Re V, Ltd., 12/1/21 (144A) (c) (d)

 807,280

 2,250,000

 Sector Re V, Ltd., 12/1/21 (144A) (c) (d)

 2,270,475

 3,800,000

 Sector Re V, Ltd., 3/1/21  (c) (d)

 4,120,720

 3,600,000

 Sector Re V, Ltd., 3/1/21 (144A) (c) (d)

 4,075,920

 16,670

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (c ) (d)

 395,326

 15,833

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (c) (d)

 337,132

 15,404

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (c) (d)

 40,332

 1,750,000

 Shenandoah 2017-1 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (c) (d)

 1,707,300

 5,600,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (c) (d)

 138,320

 2,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (c) (d)

 2,286,400

 4,750,000

 Silverton RE, Ltd., Variable Rate Notes, 9/18/19 (144A) (c) (d)

 4,793,225

 2,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (c) (d)

 39,400

 5,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (c) (d)

 5,033,000

 3,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (c) (d)

 496,800

 2,000,000

 Sunningdale 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (c) (d)

 1,797,600

 500,000

 3.74

 Tramline Re II, Ltd., Floating Rate Note, 7/7/17 (Cat Bond) (144A)

 499,950

 10,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (c) (d)

 408,000

 20,000,000

 Versutus Ltd., Series 2017-A, Variable Rate Notes, 11/30/21 (c) (d)

 20,114,000

 1,550,000

 0.00

 Vitality Re VIII, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 1,550,000

 1,050,000

 0.00

 Vitality Re VIII, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 1,050,000

 $

 243,045,262

 Total Insurance

 $

 243,045,262

 TOTAL CORPORATE BONDS

 (Cost $229,779,204)

 $

 243,045,262

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 (Cost $229,779,204) (a)

 $

 243,045,262

 OTHER ASSETS & LIABILITIES - 0.7%

 $

 1,705,732

 TOTAL NET ASSETS - 100.0%

 $

 244,750,994

 (Cat Bond)

 Catastrophe or event-linked bond. At January 31, 2017, the value of these securities amounted to $35,028,341 or 14.3% of total net assets.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2017, the value of these securities amounted to

$53,444,106 or 21.8% of total net assets.

 (a)

 At January 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $240,848,062 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                           2,798,348

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                            (601,148)

 Net unrealized appreciation

 $

                           2,197,200

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Structured reinsurance investment. At January 31, 2017, the value of these securities amounted to $208,016,921 or 85.0% of total net assets.

 (d)

 Rate to be determined.

 (e)

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 EUR

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
27,434,061

$
215,611,201

$
243,045,262

 Total

$
-

$
27,434,061

$
215,611,201

$
243,045,262

 Other Financial Instruments

 Unrealized depreciation on forward foreign currency contracts

$
-

$
(107,223
)

$
-

$
(107,223
)

 Total Other Financial Instruments

$
-

$
(107,223
)

$
-

$
(107,223
)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate

 Bonds

 Balance as of 10/31/16

$
138,840,744

 Realized gain (loss)1

(379,845
)

 Change in unrealized appreciation (depreciation)2

14,618,485

 Purchases

137,535,260

 Sales

(75,003,443
)

 Changes between Level 3 *

-

 Balance as of 1/31/17

$
215,611,201

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values. During the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/17

$
14,970,077

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer ILS Interval Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 3, 2017 * Print the name and title of each signing officer under his or her signature.